Long - Term Debt - Schedule of Long Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Less: Deferred financing costs	$ (11,203)	$ (14,095)	$ (9,299)
Total	781,939	912,849
Less: Current portion of long-term debt	(76,681)	(87,532)
Non-current portion of Long-Term Debt	692,775	809,357
2022 Notes (a) [Member]
Debt Instrument [Line Items]
2022 Notes	322,723	340,000
Less repurchase	(89,287)	(17,277)
Notes	233,436	322,723
Less: Current portion of 2022 Notes	(26,240)	(27,923)
Less: Original issue discount of Notes	(1,133)	(1,859)
2024 Notes (b) [Member]
Debt Instrument [Line Items]
Notes	59,819	39,765
Less: Original issue discount of Notes	(147)	(6)
Long Term Debt [Member]
Debt Instrument [Line Items]
Less: Current portion of long-term debt	(50,441)	(59,609)
DVB Credit Facility (c) [Member]
Debt Instrument [Line Items]
Outstanding amount	0	45,445
Syndicated Senior Secured Credit Facility (CACIB, ABN, CIT, Siemens, CTBC, Bank Sinopac, Palatine) (d)
Debt Instrument [Line Items]
Outstanding amount	238,000	224,800
Blue Ocean Junior Credit Facility (e) [Member]
Debt Instrument [Line Items]
Outstanding amount	38,500	38,500
Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility (f) [Member]
Debt Instrument [Line Items]
Outstanding amount	149,055	164,710
Citi Credit Facility (g) [Member]
Debt Instrument [Line Items]
Outstanding amount	0	12,077
Hayfin Credit Facility (h) [Member]
Debt Instrument [Line Items]
Outstanding amount	5,833	7,129
Hellenic Bank Credit Facility (i) [Member]
Debt Instrument [Line Items]
Outstanding amount	49,700	57,700
Chailease Credit Facility (j) [Member]
Debt Instrument [Line Items]
Outstanding amount	$ 7,596	$ 0